Other payables and accrued expenses (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Other payables and accrued expenses
Accrued staff costs	$ 1,948,760	$ 1,580,984
VAT and other tax payables	1,570,886	1,086,980
Other payables	874,649	428,455
Deposits received	684,568	962,187
Accrued audit fee	148,220	164,448
Other accrued expenses	263,154	178,006
Registration payment		455,896
Other payables and accrued expenses, Total	$ 5,490,237	$ 4,856,956